FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE (Details 5) - Recurring Fair Value Measurement [Member] - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 4,327,314	$ 3,809,403	$ 760,734
Financial liabilities	1,095,154	907,334	253,183
Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	4,327,314	3,809,403	760,734
Financial liabilities	1,095,154	907,334	253,183
Derivative Financial Instruments [Member] | Forwards [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	333,482	147,783	54,016
Derivative Financial Instruments [Member] | Swaps [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	759,216	757,499	199,167
Derivative Financial Instruments [Member] | Call Options [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	86	941
Derivative Financial Instruments [Member] | Put Options [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	2,370	1,111
Derivative Financial Instruments [Member] | Others [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	35
Financial liabilities
Trading Portfolio Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	415,061	632,557	17,765
Trading Portfolio Financial Assets [Member] | Chilean Central Bank Securities [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	7,126	26,204	6,411
Trading Portfolio Financial Assets [Member] | Other Instruments Issued In Chile [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	5	13,394
Trading Portfolio Financial Assets [Member] | Foreign Government & Central Bank Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	381,262	547,499
Trading Portfolio Financial Assets [Member] | Other Securities Issued Abroad [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	8,147	11,727
Trading Portfolio Financial Assets [Member] | Mutual Fund Investments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	18,521	33,733	11,354
Financial Investments Available-For-Sale [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2,663,478	2,074,077	514,985
Financial Investments Available-For-Sale [Member] | Chilean Central Bank Securities [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	1,783,877	1,173,973	250,869
Financial Investments Available-For-Sale [Member] | Other Instruments Issued In Chile [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	147,762	432,811	261,641
Financial Investments Available-For-Sale [Member] | Foreign Government & Central Bank Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	420,687	284,444
Financial Investments Available-For-Sale [Member] | Other Securities Issued Abroad [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	300,740	162,882
Financial Investments Available-For-Sale [Member] | Mutual Fund Investments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	10,412	19,967	2,475
Financial Investments Available-For-Sale [Member] | Others Investments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	10,412	19,967	2,475
Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	1,248,775	1,102,769	227,984
Derivative Financial Instruments [Member] | Forwards [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	316,901	177,590	35,873
Derivative Financial Instruments [Member] | Swaps [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	930,744	923,871	192,110
Derivative Financial Instruments [Member] | Call Options [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	421	977
Derivative Financial Instruments [Member] | Put Options [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	709	331
Derivative Financial Instruments [Member] | Others [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2,914,501	2,091,581	532,444
Financial liabilities
Level 1 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities
Level 1 [Member] | Derivative Financial Instruments [Member] | Forwards [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities
Level 1 [Member] | Derivative Financial Instruments [Member] | Swaps [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities
Level 1 [Member] | Derivative Financial Instruments [Member] | Call Options [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities
Level 1 [Member] | Derivative Financial Instruments [Member] | Put Options [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities
Level 1 [Member] | Derivative Financial Instruments [Member] | Others [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities
Level 1 [Member] | Trading Portfolio Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	409,197	607,436	17,765
Level 1 [Member] | Trading Portfolio Financial Assets [Member] | Chilean Central Bank Securities [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	7,126	26,204	6,411
Level 1 [Member] | Trading Portfolio Financial Assets [Member] | Other Instruments Issued In Chile [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets
Level 1 [Member] | Trading Portfolio Financial Assets [Member] | Foreign Government & Central Bank Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	378,636	547,499
Level 1 [Member] | Trading Portfolio Financial Assets [Member] | Other Securities Issued Abroad [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	4,914
Level 1 [Member] | Trading Portfolio Financial Assets [Member] | Mutual Fund Investments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	18,521	33,733	11,354
Level 1 [Member] | Financial Investments Available-For-Sale [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2,505,304	1,484,145	514,679
Level 1 [Member] | Financial Investments Available-For-Sale [Member] | Chilean Central Bank Securities [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	1,783,877	1,173,973	250,869
Level 1 [Member] | Financial Investments Available-For-Sale [Member] | Other Instruments Issued In Chile [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets			261,641
Level 1 [Member] | Financial Investments Available-For-Sale [Member] | Foreign Government & Central Bank Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	420,687	150,009
Level 1 [Member] | Financial Investments Available-For-Sale [Member] | Other Securities Issued Abroad [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	300,740	156,045
Level 1 [Member] | Financial Investments Available-For-Sale [Member] | Others Investments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets		4,118	2,169
Level 1 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets
Level 1 [Member] | Derivative Financial Instruments [Member] | Forwards [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets
Level 1 [Member] | Derivative Financial Instruments [Member] | Swaps [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets
Level 1 [Member] | Derivative Financial Instruments [Member] | Call Options [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets
Level 1 [Member] | Derivative Financial Instruments [Member] | Put Options [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets
Level 1 [Member] | Derivative Financial Instruments [Member] | Others [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	1,382,285	1,676,698	227,536
Financial liabilities	1,094,549	905,994	253,183
Level 2 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	1,094,549	905,994	253,183
Level 2 [Member] | Derivative Financial Instruments [Member] | Forwards [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	333,481	147,174	54,016
Level 2 [Member] | Derivative Financial Instruments [Member] | Swaps [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	758,611	756,768	199,167
Level 2 [Member] | Derivative Financial Instruments [Member] | Call Options [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	87	941
Level 2 [Member] | Derivative Financial Instruments [Member] | Put Options [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	2,370	1,111
Level 2 [Member] | Derivative Financial Instruments [Member] | Others [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities
Level 2 [Member] | Trading Portfolio Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	5,864	25,121
Level 2 [Member] | Trading Portfolio Financial Assets [Member] | Chilean Central Bank Securities [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets
Level 2 [Member] | Trading Portfolio Financial Assets [Member] | Other Instruments Issued In Chile [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	5	13,394
Level 2 [Member] | Trading Portfolio Financial Assets [Member] | Foreign Government & Central Bank Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2,626
Level 2 [Member] | Trading Portfolio Financial Assets [Member] | Other Securities Issued Abroad [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,233	11,727
Level 2 [Member] | Trading Portfolio Financial Assets [Member] | Mutual Fund Investments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets
Level 2 [Member] | Financial Investments Available-For-Sale [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	158,174	589,932	306
Level 2 [Member] | Financial Investments Available-For-Sale [Member] | Chilean Central Bank Securities [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets
Level 2 [Member] | Financial Investments Available-For-Sale [Member] | Other Instruments Issued In Chile [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	147,762	432,811
Level 2 [Member] | Financial Investments Available-For-Sale [Member] | Foreign Government & Central Bank Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets		134,435
Level 2 [Member] | Financial Investments Available-For-Sale [Member] | Other Securities Issued Abroad [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets		6,837
Level 2 [Member] | Financial Investments Available-For-Sale [Member] | Others Investments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	10,412	15,849	306
Level 2 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	1,218,247	1,061,645	227,230
Level 2 [Member] | Derivative Financial Instruments [Member] | Forwards [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	316,814	177,590	35,873
Level 2 [Member] | Derivative Financial Instruments [Member] | Swaps [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	900,270	882,747	191,357
Level 2 [Member] | Derivative Financial Instruments [Member] | Call Options [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	419	977
Level 2 [Member] | Derivative Financial Instruments [Member] | Put Options [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	709	331
Level 2 [Member] | Derivative Financial Instruments [Member] | Others [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	35
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	30,528	41,124	754
Financial liabilities	605	1,340
Level 3 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	605	1,340
Level 3 [Member] | Derivative Financial Instruments [Member] | Forwards [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities		609
Level 3 [Member] | Derivative Financial Instruments [Member] | Swaps [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	605	731
Level 3 [Member] | Derivative Financial Instruments [Member] | Call Options [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities
Level 3 [Member] | Derivative Financial Instruments [Member] | Put Options [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities
Level 3 [Member] | Derivative Financial Instruments [Member] | Others [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities
Level 3 [Member] | Trading Portfolio Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets
Level 3 [Member] | Trading Portfolio Financial Assets [Member] | Chilean Central Bank Securities [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets
Level 3 [Member] | Trading Portfolio Financial Assets [Member] | Other Instruments Issued In Chile [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets
Level 3 [Member] | Trading Portfolio Financial Assets [Member] | Foreign Government & Central Bank Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets
Level 3 [Member] | Trading Portfolio Financial Assets [Member] | Other Securities Issued Abroad [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets
Level 3 [Member] | Trading Portfolio Financial Assets [Member] | Mutual Fund Investments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets
Level 3 [Member] | Financial Investments Available-For-Sale [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets
Level 3 [Member] | Financial Investments Available-For-Sale [Member] | Chilean Central Bank Securities [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets
Level 3 [Member] | Financial Investments Available-For-Sale [Member] | Other Instruments Issued In Chile [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets
Level 3 [Member] | Financial Investments Available-For-Sale [Member] | Foreign Government & Central Bank Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets
Level 3 [Member] | Financial Investments Available-For-Sale [Member] | Other Securities Issued Abroad [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets
Level 3 [Member] | Financial Investments Available-For-Sale [Member] | Others Investments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets
Level 3 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	30,528	41,124	754
Level 3 [Member] | Derivative Financial Instruments [Member] | Forwards [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	53
Level 3 [Member] | Derivative Financial Instruments [Member] | Swaps [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	30,475	41,124	754
Level 3 [Member] | Derivative Financial Instruments [Member] | Call Options [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets
Level 3 [Member] | Derivative Financial Instruments [Member] | Put Options [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets
Level 3 [Member] | Derivative Financial Instruments [Member] | Others [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets